UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues	$ 218,326	$ 398,115
Cost of revenues	200,460	347,203
Research and development expenses (including related parties amounts of US$49,415 and US$38,392 for the six months ended June 30, 2025 and 2024, respectively)	92,305	174,854
Selling and marketing expenses (including related parties amounts of US$14,059 and US$27,853 for the six months ended June 30, 2025 and 2024, respectively)	78,995	204,274
General and administrative expenses (including related parties amounts of US$2,343 and US$2,422 for the six months ended June 30, 2025 and 2024, respectively)	63,356	111,978
Interest income (including related parties amounts of US$9,317 and US$4,472 for the six months ended June 30, 2025 and 2024, respectively)	13,157	8,658
Interest expenses (including related parties amounts of US$13,799 and nil for the six months ended June 30, 2025 and 2024, respectively)	(33,641)	(11,708)
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument - specific credit risk, income taxes	0	0
Foreign currency translation adjustment, income taxes	0	0
Goods
Revenues	197,485	382,893
Cost of revenues	184,885	340,882
Service
Revenues	20,841	15,222
Cost of revenues	15,575	6,321
Related party
Research and development expenses (including related parties amounts of US$49,415 and US$38,392 for the six months ended June 30, 2025 and 2024, respectively)	49,415	38,392
Selling and marketing expenses (including related parties amounts of US$14,059 and US$27,853 for the six months ended June 30, 2025 and 2024, respectively)	14,059	27,853
General and administrative expenses (including related parties amounts of US$2,343 and US$2,422 for the six months ended June 30, 2025 and 2024, respectively)	2,343	2,422
Interest income (including related parties amounts of US$9,317 and US$4,472 for the six months ended June 30, 2025 and 2024, respectively)	9,317	4,472
Interest expenses (including related parties amounts of US$13,799 and nil for the six months ended June 30, 2025 and 2024, respectively)	13,799	0
Related party | Goods
Revenues	2,762	2,330
Cost of revenues	158,085	326,187
Related party | Service
Revenues	$ 16,685	$ 10,662